STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)		Total	Common Class A [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit during Development Stage [Member]
Balance at Nov. 27, 2011		$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Nov. 27, 2011			0	0
Sale of ordinary shares on November 28, 2011, at $0.0001 per share		0	0	0	0	0
Sale of ordinary shares on November 28, 2011, at $0.0001 per share (in shares)			0	38
Sale of ordinary shares on February 13, 2012, at approximately $0.0087 per share		25,000	0	109	24,891	0
Sale of ordinary shares on February 13, 2012, at approximately $0.0087 per share (in shares)			0	1,089,962
Net loss		(4,873)	0	0	0	(4,873)
Balance at Oct. 31, 2012		20,127	0	109	24,891	(4,873)
Balance (in shares) at Oct. 31, 2012			0	1,090,000
Exchange of founders' Ordinary Shares for Class A shares		0	109	(109)	0	0
Exchange of founders' Ordinary Shares for Class A shares (in shares)			1,090,000	(1,090,000)
Sale of 4,000,000 units on December 21, 2012 at $10.00 per unit, net of underwriters' discount and offering costs		38,561,191	400	0	38,560,791	0
Sale of 4,000,000 units on December 21, 2012 at $10.00 per unit, net of underwriters' discount and offering costs (in shares)			4,000,000	0
Sale of 4,500,000 warrants on December 21, 2012 at $0.75 per warrant in a private placement		3,375,000	0	0	3,375,000	0
Sale of ordinary shares on November 28, 2011, at $0.0001 per share		2,720	2,720
Sale of ordinary shares on November 28, 2011, at $0.0001 per share (in shares)			136,000
Sale of 136,000 Class A shares on December 21, 2012 at approximately $0.02 per share, to the underwriters		2,720	14	0	2,706	0
Sale of 136,000 Class A shares on December 21, 2012 at approximately $0.02 per share, to the underwriters (in shares)			136,000	0
Forfeiture of Founders' Shares in connection with the option underwriters' election to not exercise their over-allotment on March 18, 2013		0	(9)	0	9	0
Forfeiture of Founders' Shares in connection with the option underwriters' election to not exercise their over-allotment on March 18, 2013 (in shares)			(90,000)	0
Net proceeds subject to possible redemption of 3,500,000 shares at redemption value	[1]	(36,400,000)	(350)	0	(36,399,650)	0
Net proceeds subject to possible redemption of 3,500,000 shares at redemption value (in shares)	[1]		(3,500,000)	0
Net loss		(3,429,198)	0	0	0	(3,429,198)
Balance at Oct. 31, 2013		$ 2,129,840	$ 164	$ 0	$ 5,563,747	$ (3,434,071)
Balance (in shares) at Oct. 31, 2013			1,636,000	0

[1]	A total of 3,500,000 shares of Class A Shares were subject to redemption or tender at October 31, 2013.